Summary of Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 38,864	$ 7,624
Restricted cash	1,275
Total cash, cash equivalents and restricted cash	$ 40,139	$ 7,624	$ 5,896	$ 31